Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables1 [abstract]
Research tax credit	$ 7,711	$ 14,521
Other subsidies	89	0
Total subsidies receivables	$ 7,800	$ 14,521